Note 36 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences - Breakdown by nature of the financial instrument (Details) - EUR (€)	Jun. 30, 2020	Jun. 30, 2019
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	€ 790,000,000	€ 408,000,000
Debt Securities [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	646,000,000	451,000,000
Equity instruments [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	(1,374,000,000)	764,000,000
Derivatives [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	1,384,000,000	(653,000,000)
Loans and advances [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	119,000,000	92,000,000
Customer Deposits [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	(9,000,000)	32,000,000
Other [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	€ 25,000,000	€ (277,000,000)